Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 012
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies
The accompanying financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted (“GAAP”) in the United States of America (“U.S.”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Plan’s financial statements are reasonable and prudent. Actual results may differ from those estimates.

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Fair value for mutual funds and common stock equals the quoted market price in an active market on the last business day of the Plan year. As a practical expedient, the investments in common/collective trust funds are excluded from the fair value hierarchy and valued at their Net Asset Value (“NAV”) as reported by the fund manager of the collective trust.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date.
Notes Receivable from Participants

Notes receivable from participants are measured at amortized cost, which represents unpaid principal balance plus accrued but unpaid interest. Interest income from notes receivable from participants is recorded on an accrual basis. Related fees are recorded as administrative expenses when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded within the Statement of Changes in Net Assets Available for Benefits.

Administrative Expenses

All normal costs and expenses of administering the Plan and trust are generally paid by the Plan or by the Company. Any transaction fees resulting from a participant obtaining a loan or requesting a distribution or in-service withdrawal are charged to the participant’s individual account. Administrative expenses in the Statement of Changes in Net Assets Available for Benefits include costs associated with these participant-initiated loan and withdrawal transactions, which are allocated to the accounts of the participants initiating the transactions, as well as fees assessed by the Plan’s custodian and recordkeeper directly against participant accounts as consideration for services provided to the Plan.

During 2025 and 2024, the Revenue Credit Account of the Plan received Plan Servicing Credits from excess revenue generated by the Plan. Funds are typically credited quarterly but may be allocated at any time and are considered Plan assets. The credits may be used to pay Plan expenses and any excess funds available may be allocated to Plan participants. This credit has been netted with administrative expenses in the accompanying financial statements. For 2025, credits contributed to the Plan were $444,532. Unallocated credits included as Plan assets were $419,880 and $68,067 at December 31, 2025 and 2024, respectively, and will be used to pay Plan expenses subsequent to year-end.